UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Industries Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 96.8%		$968,778,440
(Cost $638,799,250)
Financials 91.4%		914,863,100
Banks 55.8%
1st Source Corp.	104,874	5,483,861
Access National Corp.	80,135	2,327,922
American Business Bank (A)	91,931	3,746,188
Ameris Bancorp	229,995	12,316,232
Bank of America Corp.	923,743	29,559,776
Bank of Marin Bancorp	60,633	4,165,487
Bankinter SA	1,665,214	19,146,061
BNP Paribas SA	306,138	25,285,093
Cambridge Bancorp	6,483	499,191
Chemical Financial Corp.	179,772	10,500,483
Citigroup, Inc.	233,048	18,289,607
Citizens Financial Group, Inc.	627,588	28,806,289
Comerica, Inc.	292,728	27,873,560
Danske Bank A/S	587,515	23,857,151
DNB ASA	966,765	19,649,734
Equity Bancshares, Inc., Class A (A)	100,100	3,604,601
Evans Bancorp, Inc.	78,789	3,368,230
First Business Financial Services, Inc.	148,579	3,635,728
First Hawaiian, Inc.	248,657	7,186,187
First Merchants Corp.	222,317	9,595,202
Flushing Financial Corp.	222,648	6,269,768
Glacier Bancorp, Inc.	253,827	9,955,095
Great Southern Bancorp, Inc.	1,977	100,333
Great Western Bancorp, Inc.	196,136	8,267,132
Heritage Commerce Corp.	258,418	4,137,272
Heritage Financial Corp.	122,518	3,773,554
Independent Bank Corp. (MI)	125,725	2,897,961
JPMorgan Chase & Co.	207,797	24,035,879
KeyCorp	1,129,142	24,163,639
M&T Bank Corp.	71,583	13,656,605
MB Financial, Inc.	213,829	9,147,605
Nicolet Bankshares, Inc. (A)	34,227	1,858,184
Nordea Bank AB	1,345,513	16,610,486
Pinnacle Financial Partners, Inc.	88,902	5,627,497
Regions Financial Corp.	1,194,572	22,971,620
Southern First Bancshares, Inc. (A)	51,783	2,255,150
SunTrust Banks, Inc.	355,681	25,146,647
SVB Financial Group (A)	99,015	24,412,148
The First Bancshares, Inc.	54,939	1,766,289
The PNC Financial Services Group, Inc.	106,829	16,881,119
TriCo Bancshares	229,083	8,471,489
U.S. Bancorp	443,590	25,346,733
Unicaja Banco SA (A)(B)	3,723,190	6,547,424
Union Bankshares Corp.	233,119	8,800,242
Zions Bancorporation	483,390	26,117,562
Capital markets 10.6%
Altamir	464,713	9,062,008
Close Brothers Group PLC	414,090	9,258,593
Intermediate Capital Group PLC	748,311	12,303,720
2	JOHN HANCOCK Financial Industries Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Invesco, Ltd.	522,685	$18,884,609
KKR & Company LP	707,771	17,043,126
Schroders PLC	149,745	7,907,504
St. James's Place PLC	564,836	9,536,313
The Bank of New York Mellon Corp.	107,699	6,106,533
The Blackstone Group LP	390,987	14,290,575
Vontobel Holding AG	28,413	2,052,778
Consumer finance 4.7%
Capital One Financial Corp.	239,348	24,882,618
Discover Financial Services	281,918	22,497,056
Diversified financial services 3.5%
Berkshire Hathaway, Inc., Class B (A)	109,663	23,509,554
Cerved Information Solutions SpA	536,037	7,559,625
Eurazeo SA	39,495	4,157,869
Insurance 15.7%
Aon PLC	137,694	19,575,956
Assured Guaranty, Ltd.	440,235	15,667,964
Athene Holding Ltd. (A)	108,588	5,446,774
Athene Holding, Ltd., Class A (A)	21,019	1,054,313
Chubb, Ltd.	162,753	25,413,878
CNO Financial Group, Inc.	602,081	14,805,172
Gjensidige Forsikring ASA	231,952	4,375,677
James River Group Holdings, Ltd.	274,147	10,417,586
Kinsale Capital Group, Inc.	234,058	11,169,248
Lincoln National Corp.	344,711	28,542,071
Marsh & McLennan Companies, Inc.	154,634	12,915,032
Willis Towers Watson PLC	45,270	7,264,477
Thrifts and mortgage finance 1.1%
Provident Financial Services, Inc.	227,315	5,980,658
United Community Financial Corp.	519,774	5,067,797
Information technology 0.3%		2,829,849
IT services 0.3%
EVERTEC, Inc.	180,821	2,829,849
Real estate 5.1%		51,085,491
Equity real estate investment trusts 4.6%
GLP J-REIT	1,774	2,056,509
Green REIT PLC	1,337,534	2,654,270
Hibernia REIT PLC	4,174,918	7,956,170
Irish Residential Properties REIT PLC	2,461,897	4,582,232
Nippon Prologis REIT, Inc.	2,712	6,225,806
Park Hotels & Resorts, Inc.	59,704	1,726,043
Prologis, Inc.	214,021	13,934,907
Rexford Industrial Realty, Inc.	118,819	3,527,736
Washington Prime Group, Inc.	576,766	3,795,120
Real estate management and development 0.5%

VGP NV (A)	62,072	4,626,698
Preferred securities 0.3%		$3,263,076
(Cost $3,300,790)
Financials 0.3%		3,263,076
Banks 0.3%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Financial Industries Fund	3

	Shares	Value

OFG Bancorp, Series C, 8.750%	3,340	$3,263,076
Investment companies 0.6%		$5,405,493
(Cost $2,728,141)

AP Alternative Assets LP (A)	360,917	5,405,493

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.3%				$3,238,989
(Cost $3,102,154)
Financials 0.3%				3,238,989
Banks 0.3%
Popular, Inc.	7.000	07-01-19	3,134,000	3,238,989

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.8%				$18,138,000
(Cost $18,138,000)
U.S. Government Agency 1.1%				10,701,000
Federal Agricultural Mortgage Corp. Discount Note	1.200	02-01-18	1,010,000	1,010,000
Federal Home Loan Bank Discount Note	0.900	02-01-18	1,386,000	1,386,000
Federal Home Loan Bank Discount Note	1.200	02-01-18	8,305,000	8,305,000

	Par value^	Value
Repurchase agreement 0.7%		7,437,000
Barclays Tri-Party Repurchase Agreement dated 1-31-18 at 1.350% to be repurchased at $7,067,265 on 2-1-18, collateralized by $4,893,400 U.S. Treasury Bonds, 2.500% due 2-15-46 (valued at $4,503,823, including interest) and $2,716,700 U.S. Treasury Notes, 2.000% due 8-31-21 (valued at $2,704,857, including interest)	7,067,000	7,067,000
Repurchase Agreement with State Street Corp. dated 1-31-18 at 0.540% to be repurchased at $370,006 on 2-1-18, collateralized by $380,000 U.S. Treasury Notes, 1.375% due 9-30-18 (valued at $380,709, including interest)	370,000	370,000

Total investments (Cost $666,068,335) 99.8%	$998,823,998
Other assets and liabilities, net 0.2%	1,753,474
Total net assets 100.0%	$1,000,577,472

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-18:
United States	70.0%
United Kingdom	6.7%
France	3.8%
Switzerland	2.7%
Bermuda	2.6%
Spain	2.6%
Norway	2.4%
Denmark	2.4%
Sweden	1.7%
Ireland	1.5%
4	JOHN HANCOCK Financial Industries Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Other countries	3.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Financial Industries Fund	5

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	19,960,000	USD	2,486,455	UBS AG	3/21/2018	$106,579	—
USD	1,719,197	CHF	1,690,000	JPMorgan Chase Bank N.A.	3/21/2018	—	$(103,244)
USD	218,468	CHF	210,000	State Street Bank and Trust Company	3/21/2018	—	(7,990)
USD	22,736,094	DKK	142,530,000	Citibank N.A.	3/21/2018	—	(1,118,756)
USD	81,179,497	EUR	68,373,773	Citibank N.A.	3/21/2018	—	(3,974,057)
USD	1,721,479	EUR	1,430,000	HSBC Bank USA	3/21/2018	—	(59,460)
USD	5,061,725	EUR	4,120,000	JPMorgan Chase Bank N.A.	3/21/2018	—	(69,375)
USD	35,998,391	GBP	26,830,000	HSBC Bank USA	3/21/2018	—	(2,165,913)
USD	865,849	GBP	610,000	State Street Bank and Trust Company	3/21/2018	—	(1,845)
USD	443,902	JPY	49,980,000	Citibank N.A.	3/22/2018	—	(15,181)
USD	7,659,578	JPY	862,520,000	Goldman Sachs Bank USA	3/22/2018	—	(262,952)
USD	24,557,107	NOK	204,200,000	State Street Bank and Trust Company	3/21/2018	—	(1,970,820)
USD	15,680,559	SEK	132,200,000	UBS AG	3/21/2018	—	(1,150,323)
						$106,579	$(10,899,916)

Derivatives Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
6	JOHN HANCOCK Financial Industries Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Banks	$558,114,016	$447,018,067	$111,095,949	—
Capital markets	106,445,759	56,324,843	50,120,916	—
Consumer finance	47,379,674	47,379,674	—	—
Diversified financial services	35,227,048	23,509,554	11,717,494	—
Insurance	156,648,148	146,825,697	9,822,451	—
Thrifts and mortgage finance	11,048,455	11,048,455	—	—
IT services	2,829,849	2,829,849	—	—
Equity real estate investment trusts	46,458,793	22,983,806	23,474,987	—
Real estate management and development	4,626,698	—	4,626,698	—
Preferred securities	3,263,076	3,263,076	—	—
Investment companies	5,405,493	—	5,405,493	—
Corporate bonds	3,238,989	—	3,238,989	—
Short-term investments	18,138,000		18,138,000
Total investments in securities	$998,823,998	$761,183,021	$237,640,977	—
Derivatives:
Assets
Forward foreign currency contracts	$106,579	—	$106,579	—
Liabilities

       7

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	(10,899,916)	—	(10,899,916)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended of January 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	70Q1	01/18
This report is for the information of the shareholders of John Hancock Financial Industries Fund.		3/18

John Hancock

Regional Bank Fund

Quarterly portfolio holdings 1/31/18

Fund’s investments
As of 1-31-18 (unaudited)
	Shares	Value
Common stocks 95.0%		$2,036,604,110
(Cost $1,099,852,444)
Financials 95.0%		2,036,604,110
Banks 88.9%
1st Source Corp.	233,838	12,227,389
Access National Corp.	150,387	4,368,742
American Business Bank (A)	187,834	7,654,236
Ameris Bancorp	538,214	28,821,360
Atlantic Capital Bancshares, Inc. (A)	568,971	10,156,132
Bank of America Corp.	2,231,444	71,406,208
Bank of Commerce Holdings	125,300	1,453,480
Bank of Hawaii Corp.	116,891	9,780,270
Bank of Marin Bancorp	86,249	5,925,306
Bar Harbor Bankshares	295,322	8,277,876
BB&T Corp.	1,227,340	67,736,895
Berkshire Hills Bancorp, Inc.	665,212	25,244,795
BOK Financial Corp.	317,539	30,702,846
Bryn Mawr Bank Corp.	483,521	21,710,093
Cambridge Bancorp	10,028	772,156
Camden National Corp.	94,345	4,005,889
Carolina Financial Corp.	140,407	5,790,385
Chemical Financial Corp.	680,442	39,744,617
Citizens Financial Group, Inc.	1,290,890	59,251,851
City Holding Company	64,515	4,438,632
Civista Bancshares, Inc.	133,517	2,954,731
Columbia Banking System, Inc.	204,220	8,797,798
Comerica, Inc.	643,112	61,237,125
Commerce Bancshares, Inc.	189,619	11,094,608
Community Bank System, Inc.	47,879	2,551,951
County Bancorp, Inc.	86,928	2,503,526
Cullen/Frost Bankers, Inc.	464,925	49,472,669
DNB Financial Corp.	27,917	950,574
Eagle Bancorp Montana, Inc.	115,091	2,324,838
East West Bancorp, Inc.	197,444	13,013,534
Equity Bancshares, Inc., Class A (A)	277,535	9,994,035
Evans Bancorp, Inc.	126,399	5,403,557
FCB Financial Holdings, Inc., Class A (A)	440,404	24,134,139
Fifth Third Bancorp	1,285,846	42,561,503
First Bancorp, Inc.	142,456	4,010,136
First Business Financial Services, Inc.	198,880	4,866,594
First Citizens BancShares, Inc., Class A	24,963	10,619,510
First Community Corp.	225,917	4,936,286
First Connecticut Bancorp, Inc.	359,669	9,045,675
First Financial Bancorp	443,781	12,647,759
First Hawaiian, Inc.	493,986	14,276,195
First Merchants Corp.	486,176	20,983,356
Flushing Financial Corp.	159,741	4,498,307
FNB Corp.	1,706,461	24,487,715
German American Bancorp, Inc.	151,252	5,246,932
Glacier Bancorp, Inc.	435,297	17,072,348
Great Southern Bancorp, Inc.	82,655	4,194,741
Great Western Bancorp, Inc.	465,111	19,604,429
Hancock Holding Company	592,871	31,837,173
Heritage Commerce Corp.	883,103	14,138,479
2	JOHN HANCOCK Regional Bank Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Heritage Financial Corp.	254,270	$7,831,516
Horizon Bancorp	621,444	18,922,970
Howard Bancorp, Inc. (A)	240,163	5,043,423
Huntington Bancshares, Inc.	2,093,691	33,875,920
Independent Bank Corp. (MA)	473,103	33,755,899
Independent Bank Corp. (MI)	177,844	4,099,304
JPMorgan Chase & Co.	635,950	73,560,337
KeyCorp	3,472,355	74,308,397
M&T Bank Corp.	327,041	62,392,882
Mackinac Financial Corp.	221,252	3,562,157
MainSource Financial Group, Inc.	331,689	13,051,962
MB Financial, Inc.	766,616	32,795,832
MidWestOne Financial Group, Inc.	73,080	2,417,486
MutualFirst Financial, Inc.	68,493	2,571,912
National Commerce Corp. (A)	112,330	5,094,166
Nicolet Bankshares, Inc. (A)	61,655	3,347,250
Northrim BanCorp, Inc.	79,959	2,674,629
Old National Bancorp	1,214,611	21,012,770
Old Second Bancorp, Inc.	311,662	4,581,431
Pacific Premier Bancorp, Inc. (A)	374,296	15,252,562
PacWest Bancorp	398,772	20,907,616
Park National Corp.	128,969	13,544,324
Peoples Bancorp, Inc.	262,973	9,364,469
Pinnacle Financial Partners, Inc.	277,649	17,575,182
Presidio Bank (A)	32,718	868,663
QCR Holdings, Inc.	134,234	5,886,161
Regions Financial Corp.	2,418,519	46,508,120
Renasant Corp.	476,584	20,526,473
SBT Bancorp, Inc.	51,192	1,548,558
Shore Bancshares, Inc.	249,645	4,548,532
Simmons First National Corp., Class A	99,372	5,848,042
South State Corp.	177,851	15,757,599
Southern First Bancshares, Inc. (A)	220,190	9,589,275
State Bank Financial Corp.	154,894	4,725,816
Stock Yards Bancorp, Inc.	100,129	3,599,638
SunTrust Banks, Inc.	1,023,964	72,394,255
SVB Financial Group (A)	195,918	48,303,583
The Community Financial Corp.	78,161	2,879,451
The First Bancshares, Inc.	108,561	3,490,236
The First of Long Island Corp.	78,735	2,212,454
The PNC Financial Services Group, Inc.	471,875	74,565,688
Towne Bank	219,832	6,715,868
TriCo Bancshares	373,002	13,793,614
U.S. Bancorp	1,194,433	68,249,902
Union Bankshares Corp.	446,673	16,861,906
United Bankshares, Inc.	280,895	10,336,936
Washington Trust Bancorp, Inc.	235,900	12,691,420
Wells Fargo & Company	518,283	34,092,656
Western Alliance Bancorp (A)	581,622	34,117,947
Zions Bancorporation	849,262	45,885,626
Consumer finance 1.6%
Capital One Financial Corp.	329,664	34,271,869
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 4.5%
BSB Bancorp, Inc. (A)	237,109	$7,255,535
Coastway Bancorp, Inc. (A)	136,934	2,964,621
First Defiance Financial Corp.	268,568	14,921,638
Provident Financial Holdings, Inc.	172,501	3,156,768
Provident Financial Services, Inc.	329,936	8,680,616
Southern Missouri Bancorp, Inc.	276,415	10,594,987
United Community Financial Corp.	1,045,033	10,189,070
United Financial Bancorp, Inc.	376,293	6,306,671
Westbury Bancorp, Inc. (A)	133,217	3,150,582

WSFS Financial Corp.	560,461	28,639,557
Preferred securities 0.2%		$4,388,182
(Cost $3,537,253)
Financials 0.2%		4,388,182
Banks 0.2%
OFG Bancorp, Series C, 8.750%	2,184	2,133,700
SB Financial Group, Inc., 6.500%	124,900	2,254,482

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.5%				$11,408,222
(Cost $10,853,685)
Financials 0.5%				11,408,222
Banks 0.5%
Cadence BanCorp (B)	4.875	06-28-19	4,200,000	4,264,015
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26	2,975,000	3,113,557
Popular, Inc.	7.000	07-01-19	3,900,000	4,030,650

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.0%				$85,671,000
(Cost $85,671,000)
U.S. Government Agency 2.4%				50,544,000
Federal Agricultural Mortgage Corp. Discount Note	1.200	02-01-18	4,772,000	4,772,000
Federal Home Loan Bank Discount Note	0.900	02-01-18	6,546,000	6,546,000
Federal Home Loan Bank Discount Note	1.200	02-01-18	39,226,000	39,226,000

	Par value^	Value
Repurchase agreement 1.6%		35,127,000
Barclays Tri-Party Repurchase Agreement dated 1-31-18 at 1.350% to be repurchased at $33,381,252 on 2-1-18, collateralized by $34,119,600 U.S. Treasury Notes, 1.250% due 11-15-18 (valued at $34,048,933, including interest)	33,380,000	33,380,000
Repurchase Agreement with State Street Corp. dated 1-31-18 at 0.540% to be repurchased at $1,747,026 on 2-1-18, collateralized by $1,780,000 U.S. Treasury Notes, 1.375% due 9-30-18 (valued at $1,783,321, including interest)	1,747,000	1,747,000

Total investments (Cost $1,199,914,382) 99.7%	$2,138,071,514
Other assets and liabilities, net 0.3%	6,024,026
Total net assets 100.0%	$2,144,095,540

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
4	JOHN HANCOCK Regional Bank Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2018, by major security category or type:

	Total value at 1-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$2,036,604,110	$2,036,604,110	—	—
Preferred securities	4,388,182	2,133,700	$2,254,482	—
Corporate bonds	11,408,222	—	11,408,222	—
Short-term investments	85,671,000		85,671,000
Total investments in securities	$2,138,071,514	$2,038,737,810	$99,333,704	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	01Q1	01/18
This report is for the information of the shareholders of John Hancock Regional Bank Fund.		3/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 19, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 19, 2018